June 13, 2012

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Allianz RCM Short Duration High Income Fund, a series of
Allianz Funds Multi-Strategy Trust (Reg. 333-148624) (811-22167)

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the supplement dated June 6, 2012.

Any comments or questions on this filing should be directed to Angela Borreggine at (212) 739-3213.

Very truly yours,

/s/ Angela Borreggine
Angela Borreggine
Senior Vice President and Senior Counsel

cc: Ropes & Gray LLP

Allianz Global Investors U.S. LLC
1633 Broadway
New York, NY 10019
212.739.3000